Assets Classified as Held for Sale, Liabilities Associated With Assets Held for Sale and Discontinued Operations - Additional Information (Detail) - USD ($) $ in Millions				6 Months Ended		12 Months Ended
		Jun. 01, 2020	Jul. 19, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of Assets Classified as Held for Sale and Discontinued Operations [line items]
Sale of Subsidiary company	[1],[2]				$ 92
Disposal of net Asset				$ 145		$ 9,692
Derecognisition of net asset				9,540		59
Effect of movements in foreign exchange				$ (490)		$ 341
Gain on disposal of asset		$ 1,919
Australia [member]
Disclosure of Assets Classified as Held for Sale and Discontinued Operations [line items]
Disposal of net Asset		108,000
Derecognisition of net asset		(85,000)
Effect of movements in foreign exchange		(4,000)
Gain on disposal of asset		$ 19,000
Asahi [Member]
Disclosure of Assets Classified as Held for Sale and Discontinued Operations [line items]
Sale of Subsidiary company			$ 16,000

[1]	The unaudited condensed consolidated interim statement of cash flows for the six-month period ended 30 June 2019 has been restated to reflect the classification of the Australian operations as discontinued operations.
[2]	The unaudited condensed consolidated interim statement of cash flows for the six-month period ended 30 June 2020 has been presented to include operating, investing and financing activities from discontinued operations separately in the cashflow statement. The unaudited condensed consolidated interim statement of cash flows for the six-month period ended 30 June 2019 has been restated to reflect this change in presentation.